Share Capital & Share Premium (Details) - Schedule of additional information on escrow shares - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Additional Information On Escrow Shares Abstract
As at January 01	101,775,834	1,353,285
Conversion of 100 warrants in ordinary shares at 1 for 1	1,224
Ordinary shares issued on merger with Twelve Seas		114,022,421
Cash election		(13,599,872)
As at December 31	101,777,058	101,775,834